Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 20.3%
Large-Cap 17.7%
Schwab Core Equity Fund	$696,522	$21,896	($71,708 )	$13,939	$62,667	$723,316	35,318	$21,896
Schwab Fundamental US Large Company Index Fund	864,797	17,978	(132,229)	6,192	101,562	858,300	35,133	17,978
Schwab S&P 500 Index Fund	5,404,074	82,968	(909,512)	348,024	408,226	5,333,780	71,768	82,968
Schwab Select Large Cap Growth Fund *	922,814	158,966	(161,664)	(39,070)	64,993	946,039	43,277	158,966
						7,861,435
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	545,289	8,855	(109,999)	9,067	72,648	525,860	9,032	8,855
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	615,495	2,284	(100,001)	7,261	90,061	615,100	31,576	2,284
						9,002,395

International Stocks 7.4%
Developed Markets 7.4%
Schwab Fundamental International Large Company Index Fund	129,077	4,613	—	—	10,153	143,843	13,911	4,613
Schwab International Core Equity Fund	1,307,705	38,553	(155,647)	11,948	128,347	1,330,906	121,990	38,553
Schwab International Opportunities Fund	1,872,303	34,660	(295,000)	(28,085)	244,951	1,828,829	93,594	34,660
						3,303,578

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,033,398	42,502	(132,638)	(29,475)	154,221	1,068,008	174,511	7,502

Fixed Income 41.8%
Inflation-Protected Bond 6.8%
Schwab Treasury Inflation Protected Securities Index Fund	2,904,874	61,661	(80,000)	(10,167)	147,938	3,024,306	294,193	26,054
Intermediate-Term Bond 26.9%
Schwab U.S. Aggregate Bond Index Fund	11,197,786	378,844	(425,000)	(55,370)	857,075	11,953,335	1,334,078	104,122
Short-Term Bond 8.1%
Schwab Short-Term Bond Index Fund	3,530,392	88,294	(120,000)	(7,881)	104,554	3,595,359	375,691	33,315
						18,573,000

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$1,790,671	$23,407	($750,000 )	$235	$109	$1,064,422	1,063,890	$19,182
Total Affiliated Underlying Funds (Cost $28,815,786)	$32,815,197	$965,481	($3,443,398 )	$226,618	$2,447,505	$33,011,403		$560,948

UNAFFILIATED UNDERLYING FUNDS 25.0% OF NET ASSETS

U.S. Stocks 5.7%
Large-Cap 5.3%
ClearBridge Large Cap Growth Fund, Class IS *						$1,167,710	18,251
Dodge & Cox Stock Fund, Class I						1,182,941	4,852
						2,350,651
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *						194,692	4,999
						2,545,343

Fixed Income 19.3%
Intermediate-Term Bond 17.2%
Baird Aggregate Bond Fund, Institutional Class						6,626,009	674,746
Loomis Sayles Investment Grade Bond Fund, Class Y						328,229	33,121
Western Asset Core Plus Bond Fund, Class I						677,809	71,574
						7,632,047
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						923,550	93,952
						8,555,597
Total Unaffiliated Underlying Funds (Cost $10,958,634)						$11,100,940
Total Investments in Securities (Cost $39,774,420)						$44,112,343

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 22.4%
Large-Cap 19.5%
Schwab Core Equity Fund	$898,561	$26,800	($102,000 )	$28,580	$71,218	$923,159	45,076	$26,800
Schwab Fundamental US Large Company Index Fund	1,070,958	21,318	(114,152)	6,086	127,766	1,111,976	45,517	21,318
Schwab S&P 500 Index Fund	6,649,359	103,610	(859,565)	581,883	354,622	6,829,909	91,899	103,610
Schwab Select Large Cap Growth Fund *	1,106,101	191,888	(109,999)	(25,053)	56,715	1,219,652	55,794	191,888
						10,084,696
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	640,834	11,149	(50,000)	2,476	95,855	700,314	12,029	11,149
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	715,135	2,932	(80,000)	17,768	103,870	759,705	38,999	2,932
						11,544,715

International Stocks 8.6%
Developed Markets 8.6%
Schwab Fundamental International Large Company Index Fund	185,282	6,621	—	—	14,574	206,477	19,969	6,621
Schwab International Core Equity Fund	1,765,110	50,313	(253,359)	22,766	167,123	1,751,953	160,582	50,313
Schwab International Opportunities Fund	2,343,895	44,318	(200,999)	4,680	269,284	2,461,178	125,956	44,318
						4,419,608

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	1,279,836	9,490	(96,000)	(2,946)	160,643	1,351,023	220,755	9,490

Fixed Income 38.9%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	3,129,036	143,095	(90,000)	(9,079)	158,120	3,331,172	324,044	28,096
Intermediate-Term Bond 24.8%
Schwab U.S. Aggregate Bond Index Fund	11,920,212	517,106	(470,001)	(69,512)	915,868	12,813,673	1,430,097	110,905
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,780,174	173,301	(155,000)	(10,669)	114,114	3,901,920	407,724	35,482
						20,046,765

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$2,002,488	$25,352	($1,020,000 )	$449	($88 )	$1,008,201	1,007,697	$20,627
Total Affiliated Underlying Funds (Cost $32,931,646)	$37,486,981	$1,327,293	($3,601,075 )	$547,429	$2,609,684	$38,370,312		$663,549

UNAFFILIATED UNDERLYING FUNDS 25.0% OF NET ASSETS

U.S. Stocks 6.3%
Large-Cap 5.8%
ClearBridge Large Cap Growth Fund, Class IS *						$1,477,048	23,086
Dodge & Cox Stock Fund, Class I						1,540,576	6,318
						3,017,624
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						258,556	6,638
						3,276,180

Fixed Income 18.7%
Intermediate-Term Bond 16.5%
Baird Aggregate Bond Fund, Institutional Class						6,823,598	694,867
Loomis Sayles Investment Grade Bond Fund, Class Y						525,434	53,021
Western Asset Core Plus Bond Fund, Class I						1,174,103	123,981
						8,523,135
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,104,600	112,370
						9,627,735
Total Unaffiliated Underlying Funds (Cost $12,759,171)						$12,903,915
Total Investments in Securities (Cost $45,690,817)						$51,274,227

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.8% OF NET ASSETS

U.S. Stocks 23.8%
Large-Cap 20.8%
Schwab Core Equity Fund	$6,574,804	$191,570	($960,618 )	$240,684	$476,737	$6,523,177	318,515	$191,570
Schwab Fundamental US Large Company Index Fund	6,754,892	140,423	—	—	860,378	7,755,693	317,466	140,423
Schwab S&P 500 Index Fund	46,319,918	713,554	(5,777,610)	4,150,345	2,358,182	47,764,389	642,686	713,554
Schwab Select Large Cap Growth Fund *	7,895,948	1,354,415	(1,153,153)	(272,514)	497,074	8,321,770	380,685	1,354,415
						70,365,029
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	4,482,021	77,974	(220,000)	11,467	676,605	5,028,067	86,363	77,974
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	4,782,101	20,914	(350,000)	70,238	768,161	5,291,414	271,633	20,914
						80,684,510

International Stocks 9.6%
Developed Markets 9.6%
Schwab Fundamental International Large Company Index Fund	1,687,098	60,289	(200,000)	6,932	125,195	1,679,514	162,429	60,289
Schwab International Core Equity Fund	12,544,720	349,505	(1,322,738)	110,999	1,245,430	12,927,916	1,184,960	349,505
Schwab International Opportunities Fund	16,743,158	322,477	(1,327,251)	54,298	1,914,225	17,706,907	906,188	322,477
						32,314,337

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	8,684,495	64,153	(280,000)	(71,905)	1,127,080	9,523,823	1,556,180	64,153

Fixed Income 36.9%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	19,638,546	490,153	(250,000)	(27,477)	970,753	20,821,975	2,025,484	179,103
Intermediate-Term Bond 23.5%
Schwab U.S. Aggregate Bond Index Fund	73,955,359	1,695,954	(1,350,000)	(215,883)	5,485,884	79,571,314	8,880,727	689,719
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	23,322,277	994,830	(600,000)	(39,659)	684,988	24,362,436	2,545,709	221,040
						124,755,725

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$12,045,067	$154,539	($6,450,000 )	$2,773	($559 )	$5,751,820	5,748,945	$126,120
Total Affiliated Underlying Funds (Cost $212,518,460)	$245,430,404	$6,630,750	($20,241,370 )	$4,020,298	$17,190,133	$253,030,215		$4,511,256

UNAFFILIATED UNDERLYING FUNDS 24.9% OF NET ASSETS

U.S. Stocks 6.6%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS *						$10,038,989	156,908
Dodge & Cox Stock Fund, Class I						10,604,631	43,494
						20,643,620
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						1,571,364	40,343
						22,214,984

Fixed Income 18.3%
Intermediate-Term Bond 16.1%
Baird Aggregate Bond Fund, Institutional Class						41,073,416	4,182,629
Loomis Sayles Investment Grade Bond Fund, Class Y						4,177,989	421,593
Western Asset Core Plus Bond Fund, Class I						9,359,144	988,294
						54,610,549
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						7,382,198	750,987
						61,992,747
Total Unaffiliated Underlying Funds (Cost $83,496,136)						$84,207,731
Total Investments in Securities (Cost $296,014,596)						$337,237,946

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 73.6% OF NET ASSETS

U.S. Stocks 25.3%
Large-Cap 22.2%
Schwab Core Equity Fund	$11,017,365	$334,698	($2,294,542 )	$463,995	$736,277	$10,257,793	500,869	$334,698
Schwab Fundamental US Large Company Index Fund	9,970,719	207,275	—	—	1,269,983	11,447,977	468,603	207,275
Schwab S&P 500 Index Fund	70,842,643	1,079,557	(11,839,808)	6,068,668	3,851,222	70,002,282	941,904	1,079,557
Schwab Select Large Cap Growth Fund *	12,088,560	2,102,243	(2,071,619)	(698,326)	1,060,970	12,481,828	570,989	2,102,243
						104,189,880
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	5,210,346	90,645	—	—	797,964	6,098,955	104,757	90,645
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	8,210,775	35,910	(1,391,119)	288,602	1,136,460	8,280,628	425,084	35,910
						118,569,463

International Stocks 11.7%
Developed Markets 11.7%
Schwab Fundamental International Large Company Index Fund	2,897,948	103,559	(467,311)	18,844	209,112	2,762,152	267,133	103,559
Schwab International Core Equity Fund	23,027,458	634,936	(3,971,031)	336,628	2,137,753	22,165,744	2,031,691	634,936
Schwab International Opportunities Fund	29,379,192	578,513	(3,325,451)	(511,005)	3,956,891	30,078,140	1,539,311	578,513
						55,006,036

Real Estate 3.2%
Global Real Estate 3.2%
Schwab Global Real Estate Fund	14,866,550	113,205	(1,859,684)	(502,689)	2,352,404	14,969,786	2,446,043	113,205

Fixed Income 32.0%
Inflation-Protected Bond 5.0%
Schwab Treasury Inflation Protected Securities Index Fund	18,662,483	4,208,394	—	—	895,961	23,766,838	2,311,949	169,693
Intermediate-Term Bond 20.6%
Schwab U.S. Aggregate Bond Index Fund	85,090,151	6,536,848	(1,125,000)	(225,161)	6,294,590	96,571,428	10,778,061	795,538
Short-Term Bond 6.4%
Schwab Short-Term Bond Index Fund	26,893,365	3,497,997	(1,220,000)	(84,029)	818,778	29,906,111	3,124,986	252,243
						150,244,377

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$13,377,675	$174,772	($6,960,000 )	$1,443	$1,077	$6,594,967	6,591,671	$143,209
Total Affiliated Underlying Funds (Cost $291,310,445)	$331,535,230	$19,698,552	($36,525,565 )	$5,156,970	$25,519,442	$345,384,629		$6,641,224

UNAFFILIATED UNDERLYING FUNDS 25.9% OF NET ASSETS

U.S. Stocks 7.3%
Large-Cap 6.6%
ClearBridge Large Cap Growth Fund, Class IS *						$15,205,593	237,662
Dodge & Cox Stock Fund, Class I						16,003,962	65,638
						31,209,555
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *						3,290,704	84,485
						34,500,259

International Stocks 0.1%
Emerging Markets 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						388,589	49,439

Fixed Income 18.5%
Intermediate-Term Bond 15.5%
Baird Aggregate Bond Fund, Institutional Class						46,413,152	4,726,390
Loomis Sayles Investment Grade Bond Fund, Class Y						8,845,579	892,591
Western Asset Core Plus Bond Fund, Class I						17,141,745	1,810,110
						72,400,476
International Bond 3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						14,221,410	1,446,736
						86,621,886
Total Unaffiliated Underlying Funds (Cost $119,869,004)						$121,510,734
Total Investments in Securities (Cost $411,179,449)						$466,895,363

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 72.5% OF NET ASSETS

U.S. Stocks 31.3%
Large-Cap 27.1%
Schwab Core Equity Fund	$30,597,308	$921,469	($3,935,033 )	$813,494	$2,576,860	$30,974,098	1,512,407	$921,469
Schwab Fundamental US Large Company Index Fund	22,808,021	474,142	—	—	2,905,085	26,187,248	1,071,930	474,142
Schwab S&P 500 Index Fund	163,455,782	2,574,955	(18,864,047)	8,852,755	14,319,276	170,338,721	2,291,963	2,574,955
Schwab Select Large Cap Growth Fund *	35,523,998	6,129,004	(7,059,158)	(2,184,297)	3,259,875	35,669,422	1,631,721	6,129,004
						263,169,489
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	11,573,644	201,347	—	—	1,772,502	13,547,493	232,695	201,347
Small-Cap 2.8%
Schwab Small-Cap Equity Fund	24,722,458	108,124	(1,604,232)	194,602	4,096,229	27,517,181	1,412,586	108,124
						304,234,163

International Stocks 15.7%
Developed Markets 15.7%
Schwab Fundamental International Large Company Index Fund	7,671,890	274,156	(870,843)	32,175	571,307	7,678,685	742,619	274,156
Schwab International Core Equity Fund	57,973,490	1,709,157	(4,387,202)	253,869	6,059,409	61,608,723	5,646,996	1,709,157
Schwab International Opportunities Fund	74,970,383	1,476,261	(1,479,286)	(291,466)	9,091,689	83,767,581	4,286,980	1,476,261
						153,054,989

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	35,934,062	273,626	—	—	4,413,183	40,620,871	6,637,397	273,626

Fixed Income 20.3%
Inflation-Protected Bond 1.9%
Schwab Treasury Inflation Protected Securities Index Fund	12,655,801	4,796,420	—	—	626,944	18,079,165	1,758,674	123,669
Intermediate-Term Bond 14.2%
Schwab U.S. Aggregate Bond Index Fund	115,450,990	15,157,648	(1,100,000)	(259,507)	8,543,967	137,793,098	15,378,694	1,091,935
Short-Term Bond 4.2%
Schwab Short-Term Bond Index Fund	35,929,245	5,422,105	(1,000,000)	(70,766)	1,052,266	41,332,850	4,319,002	337,040
						197,205,113

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$18,056,147	$246,790	($8,670,000 )	$2,094	$1,524	$9,636,555	9,631,739	$204,188
Total Affiliated Underlying Funds (Cost $542,278,486)	$647,323,219	$39,765,204	($48,969,801 )	$7,342,953	$59,290,116	$704,751,691		$15,899,073

UNAFFILIATED UNDERLYING FUNDS 27.0% OF NET ASSETS

U.S. Stocks 9.4%
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS *						$37,223,781	581,803
Dodge & Cox Stock Fund, Class I						46,077,937	188,983
						83,301,718
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						8,603,236	220,879
						91,904,954

International Stocks 0.9%
Emerging Markets 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,698,211	1,106,643

Fixed Income 16.7%
Intermediate-Term Bond 12.7%
Baird Aggregate Bond Fund, Institutional Class						60,578,799	6,168,920
Loomis Sayles Investment Grade Bond Fund, Class Y						25,147,607	2,537,599
Western Asset Core Plus Bond Fund, Class I						37,664,819	3,977,278
						123,391,225
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						39,097,369	3,977,352
						162,488,594
Total Unaffiliated Underlying Funds (Cost $255,459,542)						$263,091,759
Total Investments in Securities (Cost $797,738,028)						$967,843,450

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 72.7% OF NET ASSETS

U.S. Stocks 35.9%
Large-Cap 30.8%
Schwab Core Equity Fund	$19,214,257	$586,798	($1,422,941 )	$88,006	$2,036,695	$20,502,815	1,001,114	$586,798
Schwab Fundamental US Large Company Index Fund	21,285,325	442,488	(1,970,633)	140,407	2,565,560	22,463,147	919,490	442,488
Schwab S&P 500 Index Fund	95,209,261	1,532,017	(5,364,232)	932,314	12,706,953	105,016,313	1,413,029	1,532,017
Schwab Select Large Cap Growth Fund *	23,044,554	4,048,250	(2,526,332)	(823,881)	1,504,443	25,247,034	1,154,942	4,048,250
						173,229,309
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	7,830,282	136,223	—	—	1,199,207	9,165,712	157,432	136,223
Small-Cap 3.5%
Schwab Small-Cap Equity Fund	16,703,087	73,050	—	—	2,898,989	19,675,126	1,010,017	73,050
						202,070,147

International Stocks 18.7%
Developed Markets 18.7%
Schwab Fundamental International Large Company Index Fund	4,885,973	174,601	—	—	384,338	5,444,912	526,587	174,601
Schwab International Core Equity Fund	38,431,082	1,133,015	(1,420,798)	43,444	4,165,769	42,352,512	3,881,990	1,133,015
Schwab International Opportunities Fund	50,227,617	989,044	—	—	5,895,851	57,112,512	2,922,851	989,044
						104,909,936

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	23,523,708	179,125	—	—	2,889,026	26,591,859	4,345,075	179,125

Fixed Income 12.7%
Intermediate-Term Bond 9.8%
Schwab U.S. Aggregate Bond Index Fund	45,364,622	6,346,360	—	—	3,255,704	54,966,686	6,134,675	432,721
Short-Term Bond 2.9%
Schwab Short-Term Bond Index Fund	14,351,870	1,579,764	—	—	401,469	16,333,103	1,706,698	137,988
						71,299,789

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	7,366,320	100,682	(3,610,000)	477	999	3,858,478	3,856,550	83,302
Total Affiliated Underlying Funds (Cost $325,941,786)	$367,437,958	$17,321,417	($16,314,936 )	$380,767	$39,905,003	$408,730,209		$9,948,622

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 26.8% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 9.6%
ClearBridge Large Cap Growth Fund, Class IS *						$25,736,313	402,256
Dodge & Cox Stock Fund, Class I						28,218,502	115,735
						53,954,815
Small-Cap 1.0%
ClearBridge Small Cap Growth Fund, Class IS *						6,022,845	154,630
						59,977,660

International Stocks 1.8%
Emerging Markets 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,974,680	1,269,043

Fixed Income 14.4%
Intermediate-Term Bond 10.3%
Baird Aggregate Bond Fund, Institutional Class						21,912,268	2,231,392
Loomis Sayles Investment Grade Bond Fund, Class Y						16,178,329	1,632,526
Western Asset Core Plus Bond Fund, Class I						19,846,296	2,095,702
						57,936,893
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						22,905,712	2,330,184
						80,842,605
Total Unaffiliated Underlying Funds (Cost $146,553,809)						$150,794,945
Total Investments in Securities (Cost $472,495,595)						$559,525,154

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 73.9% OF NET ASSETS

U.S. Stocks 39.1%
Large-Cap 33.3%
Schwab Core Equity Fund	$42,905,831	$1,348,801	($5,132,189 )	$544,875	$4,149,739	$43,817,057	2,139,505	$1,348,801
Schwab Fundamental US Large Company Index Fund	42,471,374	882,911	—	—	5,409,629	48,763,914	1,996,067	882,911
Schwab S&P 500 Index Fund	196,624,321	3,163,889	(13,725,987)	3,601,496	24,488,768	214,152,487	2,881,492	3,163,889
Schwab Select Large Cap Growth Fund *	55,208,972	9,736,058	(7,568,131)	(2,392,064)	3,943,741	58,928,576	2,695,726	9,736,058
						365,662,034
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	15,551,496	270,550	—	—	2,381,710	18,203,756	312,672	270,550
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	38,654,439	169,056	—	—	6,708,867	45,532,362	2,337,390	169,056
						429,398,152

International Stocks 20.9%
Developed Markets 20.9%
Schwab Fundamental International Large Company Index Fund	10,780,472	385,242	—	—	848,008	12,013,722	1,161,869	385,242
Schwab International Core Equity Fund	84,354,423	2,486,912	(1,185,073)	33,673	9,211,744	94,901,679	8,698,596	2,486,912
Schwab International Opportunities Fund	107,881,670	2,124,325	—	—	12,663,437	122,669,432	6,277,862	2,124,325
						229,584,833

Real Estate 5.1%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	48,984,436	373,001	—	—	6,015,942	55,373,379	9,047,938	373,001

Fixed Income 8.4%
Intermediate-Term Bond 6.4%
Schwab U.S. Aggregate Bond Index Fund	59,127,698	7,669,178	(1,000,000)	(249,710)	4,457,052	70,004,218	7,812,971	550,960
Short-Term Bond 2.0%
Schwab Short-Term Bond Index Fund	18,999,539	2,993,546	(1,000,000)	(69,516)	582,886	21,506,455	2,247,278	174,698
						91,510,673

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$8,510,295	$116,318	($3,800,000 )	$1,030	$675	$4,828,318	4,825,905	$96,239
Total Affiliated Underlying Funds (Cost $592,405,215)	$730,054,966	$31,719,787	($33,411,380 )	$1,469,784	$80,862,198	$810,695,355		$21,762,642

UNAFFILIATED UNDERLYING FUNDS 25.6% OF NET ASSETS

U.S. Stocks 12.1%
Large-Cap 10.8%
ClearBridge Large Cap Growth Fund, Class IS *						$54,719,182	855,254
Dodge & Cox Stock Fund, Class I						63,419,132	260,106
						118,138,314
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *						14,638,751	375,834
						132,777,065

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						29,170,091	3,711,208

Fixed Income 10.8%
Intermediate-Term Bond 7.8%
Baird Aggregate Bond Fund, Institutional Class						29,686,899	3,023,106
Loomis Sayles Investment Grade Bond Fund, Class Y						31,359,187	3,164,398
Western Asset Core Plus Bond Fund, Class I						25,276,294	2,669,091
						86,322,380
International Bond 3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						32,621,504	3,318,566
						118,943,884
Total Unaffiliated Underlying Funds (Cost $268,082,787)						$280,891,040
Total Investments in Securities (Cost $860,488,002)						$1,091,586,395

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.3% OF NET ASSETS

U.S. Stocks 42.6%
Large-Cap 36.0%
Schwab Core Equity Fund	$10,062,252	$316,320	$—	$—	$1,117,325	$11,495,897	561,323	$316,320
Schwab Fundamental US Large Company Index Fund	11,448,767	238,001	—	—	1,458,243	13,145,011	538,068	238,001
Schwab S&P 500 Index Fund	47,875,368	765,832	(2,816,584)	154,348	6,668,880	52,647,844	708,394	765,832
Schwab Select Large Cap Growth Fund *	16,926,076	2,998,810	(2,026,770)	(751,368)	1,182,117	18,328,865	838,466	2,998,810
						95,617,617
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,245,948	73,867	—	—	650,267	4,970,082	85,367	73,867
Small-Cap 4.7%
Schwab Small-Cap Equity Fund	10,622,768	46,459	—	—	1,843,688	12,512,915	642,347	46,459
						113,100,614

International Stocks 22.8%
Developed Markets 22.8%
Schwab Fundamental International Large Company Index Fund	2,589,862	92,549	—	—	203,722	2,886,133	279,123	92,549
Schwab International Core Equity Fund	21,403,189	631,003	—	—	2,345,832	24,380,024	2,234,649	631,003
Schwab International Opportunities Fund	28,878,682	918,657	—	—	3,384,913	33,182,252	1,698,171	568,657
						60,448,409

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	13,017,321	399,123	—	—	1,587,380	15,003,824	2,451,605	99,123

Fixed Income 5.0%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	8,561,779	1,282,136	(450,000)	(119,832)	717,167	9,991,250	1,115,095	79,348
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	2,915,054	632,763	(300,000)	(31,536)	106,730	3,323,011	347,232	26,207
						13,314,261

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	1,455,186	16,357	(840,000)	135	87	631,765	631,450	12,924
Total Affiliated Underlying Funds (Cost $174,592,169)	$180,002,252	$8,411,877	($6,433,354 )	($748,253 )	$21,266,351	$202,498,873		$5,949,100

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 23.2% OF NET ASSETS

U.S. Stocks 12.1%
Large-Cap 10.7%
ClearBridge Large Cap Growth Fund, Class IS *						$12,055,035	188,419
Dodge & Cox Stock Fund, Class I						16,245,884	66,631
						28,300,919
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						3,819,972	98,074
						32,120,891

International Stocks 3.6%
Emerging Markets 3.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,582,115	1,219,099

Fixed Income 7.5%
Intermediate-Term Bond 5.5%
Baird Aggregate Bond Fund, Institutional Class						4,071,937	414,658
Loomis Sayles Investment Grade Bond Fund, Class Y						6,776,986	683,853
Western Asset Core Plus Bond Fund, Class I						3,797,026	400,953
						14,645,949
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,358,657	545,133
						20,004,606
Total Unaffiliated Underlying Funds (Cost $59,119,473)						$61,707,612
Total Investments in Securities (Cost $233,711,642)						$264,206,485

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.2% OF NET ASSETS

U.S. Stocks 45.4%
Large-Cap 38.2%
Schwab Core Equity Fund	$10,771,769	$338,625	$—	$—	$1,196,109	$12,306,503	600,903	$338,625
Schwab Fundamental US Large Company Index Fund	12,648,413	517,746	—	—	1,621,733	14,787,892	605,317	267,747
Schwab S&P 500 Index Fund	45,964,192	739,611	—	—	6,606,279	53,310,082	717,305	739,611
Schwab Select Large Cap Growth Fund *	20,644,563	3,699,860	(1,337,118)	(542,560)	1,077,737	23,542,482	1,076,966	3,699,860
						103,946,959
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	4,510,975	78,478	—	—	690,855	5,280,308	90,696	78,478
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	12,038,788	52,651	—	—	2,089,453	14,180,892	727,972	52,651
						123,408,159

International Stocks 23.7%
Developed Markets 23.7%
Schwab Fundamental International Large Company Index Fund	2,712,446	296,929	—	—	213,753	3,223,128	311,715	96,930
Schwab International Core Equity Fund	22,664,587	976,464	—	—	2,495,448	26,136,499	2,395,646	676,464
Schwab International Opportunities Fund	30,970,472	609,847	—	—	3,635,397	35,215,716	1,802,237	609,847
						64,575,343

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	13,950,532	608,361	—	—	1,722,876	16,281,769	2,660,420	108,360

Fixed Income 3.0%
Intermediate-Term Bond 2.2%
Schwab U.S. Aggregate Bond Index Fund	5,428,219	51,828	—	—	389,989	5,870,036	655,138	51,293
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	1,847,955	316,814	—	—	51,693	2,216,462	231,605	17,768
						8,086,498

Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	632,912	8,650	(370,000)	106	21	271,689	271,553	7,157
Total Affiliated Underlying Funds (Cost $185,142,413)	$184,785,823	$8,295,864	($1,707,118 )	($542,454 )	$21,791,343	$212,623,458		$6,744,791

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 21.3% OF NET ASSETS

U.S. Stocks 11.8%
Large-Cap 10.1%
ClearBridge Large Cap Growth Fund, Class IS *						$11,237,515	175,641
Dodge & Cox Stock Fund, Class I						16,294,241	66,829
						27,531,756
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						4,523,807	116,144
						32,055,563

International Stocks 4.4%
Emerging Markets 4.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,900,044	1,514,001

Fixed Income 5.1%
Intermediate-Term Bond 3.7%
Baird Aggregate Bond Fund, Institutional Class						2,612,618	266,051
Loomis Sayles Investment Grade Bond Fund, Class Y						5,343,298	539,182
Western Asset Core Plus Bond Fund, Class I						2,222,102	234,647
						10,178,018
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,703,243	376,729
						13,881,261
Total Unaffiliated Underlying Funds (Cost $54,998,571)						$57,836,868
Total Investments in Securities (Cost $240,140,984)						$270,460,326

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 79.9% OF NET ASSETS

U.S. Stocks 47.0%
Large-Cap 39.5%
Schwab Core Equity Fund	$7,498,275	$235,718	$—	$—	$832,618	$8,566,611	418,292	$235,718
Schwab Fundamental US Large Company Index Fund	9,454,173	396,537	—	—	1,206,927	11,057,637	452,625	196,537
Schwab S&P 500 Index Fund	31,364,164	1,655,883	—	—	4,573,496	37,593,543	505,833	515,883
Schwab Select Large Cap Growth Fund *	15,261,893	2,735,193	(800,000)	(373,329)	735,049	17,558,806	803,239	2,735,193
						74,776,597
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	3,157,764	54,936	—	—	483,611	3,696,311	63,489	54,936
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	8,507,687	483,551	(123,000)	(18,856)	1,532,460	10,381,842	532,949	38,551
						88,854,750

International Stocks 24.4%
Developed Markets 24.4%
Schwab Fundamental International Large Company Index Fund	1,995,714	271,317	—	—	156,407	2,423,438	234,375	71,317
Schwab International Core Equity Fund	15,984,339	1,192,645	(630,000)	(40,456)	1,803,276	18,309,804	1,678,259	482,644
Schwab International Opportunities Fund	21,742,468	1,104,950	—	—	2,564,602	25,412,020	1,300,513	434,950
						46,145,262

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	10,063,672	587,726	(200,000)	(63,886)	1,296,625	11,684,137	1,909,173	77,726

Fixed Income 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	2,893,538	228,322	—	—	207,218	3,329,078	371,549	28,038
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	936,183	149,421	—	—	26,335	1,111,939	116,190	9,443
						4,441,017
Total Affiliated Underlying Funds (Cost $133,927,517)	$128,859,870	$9,096,199	($1,753,000 )	($496,527 )	$15,418,624	$151,125,166		$4,880,936

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 19.6% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *						$6,422,706	100,386
Dodge & Cox Stock Fund, Class I						11,572,363	47,463
						17,995,069
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *						3,266,283	83,858
						21,261,352

International Stocks 4.9%
Emerging Markets 4.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,302,608	1,183,538

Fixed Income 3.4%
Intermediate-Term Bond 2.5%
Baird Aggregate Bond Fund, Institutional Class						399,592	40,692
Loomis Sayles Investment Grade Bond Fund, Class Y						3,086,621	311,465
Western Asset Core Plus Bond Fund, Class I						1,237,969	130,725
						4,724,182
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,763,722	179,422
						6,487,904
Total Unaffiliated Underlying Funds (Cost $35,505,469)						$37,051,864
Total Investments in Securities (Cost $169,432,986)						$188,177,030

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 81.2% OF NET ASSETS

U.S. Stocks 47.8%
Large-Cap 40.2%
Schwab Core Equity Fund	$2,513,046	$361,942	$—	$—	$289,686	$3,164,674	154,525	$81,942
Schwab Fundamental US Large Company Index Fund	3,252,899	142,622	—	—	414,820	3,810,341	155,970	67,622
Schwab S&P 500 Index Fund	10,798,358	541,303	(50,000)	1,805	1,562,993	12,854,459	172,961	176,303
Schwab Select Large Cap Growth Fund *	5,231,858	995,712	(140,000)	(77,707)	218,191	6,228,054	284,906	930,712
						26,057,528
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,088,306	58,934	—	—	166,916	1,314,156	22,572	18,933
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	2,964,767	293,511	(150,000)	(9,941)	545,801	3,644,138	187,071	13,512
						31,015,822

International Stocks 25.3%
Developed Markets 25.3%
Schwab Fundamental International Large Company Index Fund	638,893	134,498	—	—	50,166	823,557	79,648	24,498
Schwab International Core Equity Fund	5,604,520	365,230	—	—	617,744	6,587,494	603,803	165,231
Schwab International Opportunities Fund	7,319,619	770,816	—	—	867,555	8,957,990	458,444	148,816
						16,369,041

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	3,465,840	344,634	(60,000)	(26,769)	448,960	4,172,665	681,808	26,634

Fixed Income 1.7%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	619,239	67,255	—	—	45,597	732,091	81,707	6,194
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	281,318	67,902	—	—	7,937	357,157	37,320	2,910
						1,089,248
Total Affiliated Underlying Funds (Cost $48,377,324)	$43,778,663	$4,144,359	($400,000 )	($112,612 )	$5,236,366	$52,646,776		$1,663,307

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 18.3% OF NET ASSETS

U.S. Stocks 11.0%
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS *						$1,894,259	29,607
Dodge & Cox Stock Fund, Class I						4,000,641	16,408
						5,894,900
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						1,249,206	32,072
						7,144,106

International Stocks 5.3%
Emerging Markets 5.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						3,463,533	440,653

Fixed Income 2.0%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						741,040	74,777
Western Asset Core Plus Bond Fund, Class I						151,778	16,027
						892,818
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						377,741	38,427
						1,270,559
Total Unaffiliated Underlying Funds (Cost $11,423,304)						$11,878,198
Total Investments in Securities (Cost $59,800,628)						$64,524,974

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 81.5% OF NET ASSETS

U.S. Stocks 48.2%
Large-Cap 40.4%
Schwab Core Equity Fund	$582,206	$125,200	$—	$—	$67,447	$774,853	37,835	$20,200
Schwab Fundamental US Large Company Index Fund	748,089	128,554	—	—	98,350	974,993	39,910	16,555
Schwab S&P 500 Index Fund	2,486,454	338,652	—	—	366,801	3,191,907	42,948	41,652
Schwab Select Large Cap Growth Fund *	1,244,400	357,370	—	—	32,002	1,633,772	74,738	229,370
						6,575,525
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	261,864	24,556	—	—	40,200	326,620	5,610	4,556
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	706,178	111,368	—	—	128,846	946,392	48,583	3,368
						7,848,537

International Stocks 25.6%
Developed Markets 25.6%
Schwab Fundamental International Large Company Index Fund	156,185	37,981	—	—	12,020	206,186	19,941	5,980
Schwab International Core Equity Fund	1,260,255	271,693	—	—	144,927	1,676,875	153,701	39,693
Schwab International Opportunities Fund	1,737,438	339,261	—	—	206,428	2,283,127	116,844	36,261
						4,166,188

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	791,831	180,503	—	—	98,209	1,070,543	174,925	6,502

Fixed Income 1.1%
Intermediate-Term Bond 0.6%
Schwab U.S. Aggregate Bond Index Fund	63,104	21,732	—	—	5,136	89,972	10,042	726
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	69,925	15,716	—	—	2,003	87,644	9,158	717
						177,616
Total Affiliated Underlying Funds (Cost $13,033,932)	$10,107,929	$1,952,586	$—	$—	$1,202,369	$13,262,884		$405,580

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 17.9% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 9.0%
ClearBridge Large Cap Growth Fund, Class IS *						$432,782	6,764
Dodge & Cox Stock Fund, Class I						1,026,856	4,212
						1,459,638
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						312,378	8,020
						1,772,016

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						905,468	115,199

Fixed Income 1.4%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						154,300	15,570
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						73,955	7,523
						228,255
Total Unaffiliated Underlying Funds (Cost $2,942,370)						$2,905,739
Total Investments in Securities (Cost $15,976,302)						$16,168,623

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87628JAN24